Subsequent Events (Details) - USD ($)	1 Months Ended						12 Months Ended
	Oct. 31, 2023	Sep. 30, 2023	Sep. 28, 2023	Sep. 18, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Sep. 01, 2023
Subsequent Events (Details) [Line Items]
Promissory note balance		$ 300,000
Aggregate share (in Shares)							250,000
Purchase of preferred stock							$ 9,250,000
Aggregate amount							250,000
principal amount							112,298.1
Cash bonus							$ 2,500,000
Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate share (in Shares)							9,250,000
Preferred Stock, Shares Issued (in Shares)		0					1,203,695
Cash bonus							$ 500,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Settle account payable balance	$ 9,300,000
Promissory note balance	300,000
Stock redemption payable	$ 5,100,000
Aggregate amount						$ 112,298.1
Forecast [Member]
Subsequent Events (Details) [Line Items]
Aggregate share (in Shares)				10,642,569
Aggregate amount		$ 112,298.1			$ 112,298.1
principal amount			$ 300,000
interest rate			12.00%
Dr. Cheng Liu [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Cash bonus								$ 180,000
Jiandong (Peter) Xu [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Cash bonus								180,000
Qian (Vicky) Yang [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Cash bonus								$ 100,000
Estrella’s [Member] | Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares)							500,000
White Lion [Member] | Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares)							500,000
Aggregate amount							$ 250,000